UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 23,087,241	$ 2,294,768	$ (36,325,230)	$ (8,483,673)
Adjustments to reconcile net income to net cash from operating activities:
Stock-based compensation	595,380	68,242	170,323	0
Amortization	69,063	50,021	66,792	26,950
Amortization of debt discounts	1,755,104	804,898	979,960	1,723,451
Change in fair value of derivatives liabilities	(26,030,549)	(3,996,775)	33,980,805	5,091,935
Increase in principal and accrued interest balances due to penalty provision	93,821	0
Loss on extinguishment of convertible notes payable			0	266,042
Excess consideration issued in connection with relieve of management fees and patent liability			0	100,000
Gain on extinguishment of convertible notes	(585,601)	0
Changes in assets and liabilities:
Accounts receivable	0	5,600	5,600	4,000
Inventory	0	0
Accounts payable	103,626	23,666	30,114	(11,054)
Accrued expenses	26,169	126,838	167,029	189,256
Management fee payable	(168,700)	131,200	490,051	(120,000)
Net cash used in operating activities	(1,054,446)	(491,542)	(434,556)	(1,213,093)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advance to related party	(200,000)	0
Net cash used in investing activities	(200,000)		(250,000)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable	3,887,750	0	710,920	1,302,795
Payments on notes payable	(105,000)	0
Payments on notes payable to related party				(50,000)
Payment of debt issuance costs	(443,239)
Payment of deferred offering costs	(3,282)
Payments on convertible notes payable	0	(17,000)	(17,000)	(263,411)
Proceeds from convertible notes payable	435,040	458,600	710,920	1,302,795
Prepayment premiums paid on convertible notes payable				(41,699)
Proceeds from sale of preferred stock	462,000	0
Payments to settle convertible notes payable and warrants	(705,405)	0
Related party advances	226,500
Repayment of related party advances	(220,000)
Net cash provided from financing activities	3,534,364	441,600	693,920	997,685
NET INCREASE (DECREASE) IN CASH	2,279,918	(49,942)	9,364	(215,408)
BEGINNING CASH BALANCE	98,012	88,648	88,648	304,056
ENDING CASH BALANCE	2,377,930	38,706	98,012	88,648
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash payments for interest	9,186	6,000	6,000	18,177
Cash payments for income taxes	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of notes payable, accrued interest and derivative liabilities into common stock	13,747,415	2,772,149	4,162,045	4,156,811
Accrued dividends on preferred stock	27,725	0
Warrants issued with notes payable and as a service fee	2,097,629	0
Related party liability incurred for additional patent costs			0	300,000
Beneficial conversion feature issued with Allogenics patent liability			101,351	0
Conversion of management fees and patent liability into common stock	50,000	160,000	$ 160,000	$ 138,000
Discounts on convertible notes payable due to derivative liabilities	134,640	0
Exchange of preferred stock for notes payable	$ 572,275	$ 0